Nature of operations and going concern	6 Months Ended
Jun. 30, 2020
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Nature of operations and going concern
1.	Nature of operations and going concern

Liminal BioSciences Inc. or Liminal, or the Company is incorporated under the Canada Business Corporations Act and is a publicly traded clinical-stage biopharmaceutical company (Nasdaq symbol: LMNL) focused on discovering, developing and commercializing novel treatments for patients suffering from diseases that have high unmet medical needs related to fibrosis in respiratory, liver and kidney diseases . Liminal has a deep understanding of certain biological targets and pathways that have been implicated in the fibrotic process, such as fatty acid receptor 1, or FFAR1 also known  as G-protein-coupled receptor 40, or GPR40, a related receptor  G-protein-coupled receptor 84, or GPR84, and peroxisome proliferator-activated receptors, or PPARs.

Liminal’s lead small molecule segment product candidate, fezagepras (PBI-4050), is currently being developed for multiple fibrotic diseases. The plasma‑derived therapeutics segment leverages Liminal’s experience in bioseparation technologies used to isolate and purify biopharmaceuticals from human plasma. With respect to this second platform, the Company is focused on the development of its plasma-derived product candidate Ryplazim® (plasminogen) or Ryplazim®, a highly purified glu-plasminogen derived from human plasma that acts as a plasminogen replacement therapy for patients deficient in plasminogen protein.

On November 25, 2019 the Company sold the majority of its bioseparations business to a third party. These activities are presented as discontinued operations in the consolidated financial statements. Details on this transaction and the results from discontinued operations are disclosed in note 3.

The Company’s head office is located at 440, Boul. Armand-Frappier, suite 300, Laval, Québec, Canada, H7V 4B4. Liminal has business operations in Canada, the United Kingdom and the United States. The Company’s shares were trading on both the Nasdaq and TSX up until August 5, 2020 and subsequently are solely traded on Nasdaq following the voluntary delisting by the Company from the TSX.

Structured Alpha LP or SALP is Liminal’s majority and controlling shareholder and is considered Liminal’s parent entity for accounting purposes. Thomvest Asset Management Ltd. is the general partner of SALP and the ultimate controlling parent, for accounting purposes, of Liminal is The 2003 TIL Settlement.

The unaudited condensed interim consolidated financial statements for the quarter and six months ended June 30, 2020 have been prepared in accordance with International Financial Reporting Standards or IFRS as issued by the International Accounting Standards Board or IASB on a going concern basis, which presumes the Company will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the ordinary course of business.

During the six months ended June 30, 2020, the Company incurred a net loss of $55.5 million ($162.5 million for the six months ended June 30, 2019 including an extinguishment of liabilities of $92.4 million) and had negative operating cash flows of $31.9 million ($46.6 million for the six months ended June 30, 2019). In addition, at June 30, 2020, the Company had a working capital of $17.0 million ($63.6 million at December 31, 2019) and an accumulated deficit of $1,022.2 million ($967.1 million at December 31, 2019). Given Liminal's main activities continue to be in the R&D stage, management has concluded it will need additional sources of financing to ensure it has sufficient funds to continue its operations for at least the next twelve months.

Until the Company completes a significant financing, it continues operating at a low spending level, pacing investments on new research programs, and reducing infrastructure cost, where possible. The need to complete multiple financing transactions is likely to continue until the Company can generate sufficient product revenues to finance its cash requirements. Meanwhile, management expects to finance future cash needs primarily through a combination of public or private equity offerings, debt financings, strategic collaborations, business and asset divestitures, and grant funding. Despite the Company’s efforts to obtain the necessary funding and improve profitability of its operations, there can be no assurance of its success in doing so, especially with respect to its access to further funding on acceptable terms, if at all, particularly if the COVID-19 pandemic continues to disrupt global financial markets.

These circumstances indicate the existence of a material uncertainty that may cast significant doubt about the Company’s ability to continue as a going concern. If the Company is unable to secure additional capital, it may be required to curtail its research and development initiatives and take additional measures to reduce costs in order to conserve its cash in amounts sufficient to sustain operations and meet its obligations. These measures could cause significant delays in the Company’s preclinical, clinical and regulatory efforts, which are critical to the realization of its business plan. These unaudited condensed interim consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.